Right-of-Use Assets — Operating Leases - Schedule of Right-of-Use Assets on Operating Lease (Details)	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 SGD ($)
Schedule of Right-of-Use Assets on Operating Lease [Abstract]
Leasehold buildings	$ 7,092,973	$ 5,498,429	$ 6,336,278
Less: Accumulated amortization	(2,336,373)	(1,811,142)	(1,915,651)
Right-of-use assets – operating leases	$ 4,756,600	$ 3,687,287	$ 4,420,627